UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10603

Western Asset Premier Bond Fund

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET PREMIER BOND FUND

FORM N-Q

MARCH 31, 2015

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 88.0%
CONSUMER DISCRETIONARY - 11.5%
Automobiles - 3.7%
DaimlerChrysler NA Holding Corp., Notes	8.500%	1/18/31	1,000,000		$1,583,010	(a)
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	1,030,000		1,042,662	(a)
Ford Motor Credit Co., LLC, Senior Notes	8.000%	12/15/16	680,000		753,307	(a)
Ford Motor Credit Co., LLC, Senior Notes	2.375%	1/16/18	1,000,000		1,017,304	(a)
General Motors Co., Senior Notes	6.250%	10/2/43	1,750,000		2,143,859	(a)

Total Automobiles					6,540,142

Hotels, Restaurants & Leisure - 1.0%
CCM Merger Inc., Senior Notes	9.125%	5/1/19	570,000		621,300	(a)(b)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	420,000		443,100	(a)(b)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	720,000		747,000	(a)(b)

Total Hotels, Restaurants & Leisure					1,811,400

Household Durables - 0.8%
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	5.875%	4/1/23	360,000		366,300	(b)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	580,000		584,350	(b)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	390,000		422,175	(a)

Total Household Durables					1,372,825

Media - 5.8%
21st Century Fox America Inc., Notes	8.875%	4/26/23	400,000		545,302	(a)
Comcast Corp., Notes	5.900%	3/15/16	400,000		419,610	(a)
Comcast Corp., Notes	7.050%	3/15/33	1,000,000		1,418,576	(a)
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	1,000,000		1,110,000	(a)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	385,000		430,237	(a)
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	440,000		374,000
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	363,293		361,386	(b)(c)
Time Warner Cable Inc., Debentures	7.300%	7/1/38	720,000		970,572	(a)
Time Warner Cable Inc., Senior Notes	5.850%	5/1/17	500,000		543,838	(a)
Time Warner Inc., Senior Debentures	7.700%	5/1/32	980,000		1,393,655	(a)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	1,820,000	EUR	2,103,727	(a)(b)
WMG Acquisition Corp., Senior Notes	6.750%	4/15/22	530,000		502,175	(a)(b)

Total Media					10,173,078

Specialty Retail - 0.2%
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	270,000		292,275	(a)(b)

TOTAL CONSUMER DISCRETIONARY					20,189,720

CONSUMER STAPLES - 4.5%
Food & Staples Retailing - 2.2%
CVS Pass-Through Trust, Secured Bonds	5.789%	1/10/26	445,578		504,527	(a)(b)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	452,767		522,325	(a)
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	451,354		533,545	(a)
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	435,148		541,006	(a)
CVS Pass-Through Trust, Secured Notes	7.507%	1/10/32	425,470		552,661	(a)(b)
Kroger Co., Senior Notes	6.400%	8/15/17	1,090,000		1,215,349	(a)

Total Food & Staples Retailing					3,869,413

Food Products - 2.3%
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	686,921		865,617	(a)
Hearthside Group Holdings LLC/Hearthside Finance Co., Senior Notes	6.500%	5/1/22	500,000		496,250	(a)(b)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	570,000		582,825	(a)(b)
Wells Enterprises Inc., Senior Secured Notes	6.750%	2/1/20	176,000		179,080	(a)(b)
WM Wrigley Jr. Co., Senior Notes	2.000%	10/20/17	2,000,000		2,021,666	(a)(b)

Total Food Products					4,145,438

TOTAL CONSUMER STAPLES					8,014,851

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 14.4%
Energy Equipment & Services - 1.4%
CGG, Senior Notes	6.500%	6/1/21	750,000	$598,125	(a)
FTS International Inc., Senior Secured Notes	6.250%	5/1/22	370,000	271,950	(a)(b)
Hercules Offshore Inc., Senior Notes	8.750%	7/15/21	410,000	116,850	(a)(b)(d)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	650,000	175,500	(a)(b)(d)
Transocean Inc., Senior Notes	5.050%	12/15/16	1,000,000	1,010,000	(a)
Transocean Inc., Senior Notes	6.800%	3/15/38	500,000	358,750	(a)

Total Energy Equipment & Services				2,531,175

Oil, Gas & Consumable Fuels - 13.0%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	570,000	756,029	(a)
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,000,000	1,023,044	(a)
Apache Corp., Senior Notes	4.250%	1/15/44	250,000	245,569	(a)
Arch Coal Inc., Senior Notes	7.000%	6/15/19	1,080,000	253,800	(a)
Burlington Resources Finance Co., Senior Notes	7.400%	12/1/31	450,000	635,474	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	900,000	873,000	(a)(b)
Colorado Interstate Gas Co., Senior Notes	6.800%	11/15/15	150,000	155,156	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,000,000	921,740	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	500,000	440,955	(a)
Devon Energy Corp., Debentures	7.950%	4/15/32	310,000	426,337	(a)
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	1,000,000	957,380
Ecopetrol SA, Senior Notes	5.875%	9/18/23	55,000	59,043	(a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	130,000	120,959
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	190,000	232,730
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	1,000,000	1,120,337	(a)
EXCO Resources Inc., Senior Notes	8.500%	4/15/22	320,000	178,000	(a)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	670,000	472,350	(a)
Hess Corp., Notes	7.875%	10/1/29	350,000	452,020	(a)
Kinder Morgan Inc., Senior Bonds	5.550%	6/1/45	1,500,000	1,581,544	(a)
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	180,000	135,000	(b)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	740,000	658,600
MEG Energy Corp., Senior Notes	7.000%	3/31/24	840,000	791,700	(a)(b)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	370,000	351,500	(a)
Newfield Exploration Co., Senior Notes	5.625%	7/1/24	2,500,000	2,600,000
Noble Energy Inc., Senior Notes	5.250%	11/15/43	1,000,000	1,045,065	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	150,000	151,500	(a)(b)
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	1,000,000	938,980	(a)
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	1,500,000	1,520,325	(b)
Plains Exploration & Production Co., Senior Notes	6.500%	11/15/20	429,000	455,276	(a)
Plains Exploration & Production Co., Senior Notes	6.875%	2/15/23	650,000	689,812	(a)
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	80,000	86,800	(a)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	1,000,000	1,098,948	(a)(b)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	250,000	274,737	(e)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	380,000	368,600	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	230,000	239,200	(a)
Williams Cos. Inc., Debentures	7.500%	1/15/31	413,000	460,348	(a)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	46,674	(a)

Total Oil, Gas & Consumable Fuels				22,818,532

TOTAL ENERGY				25,349,707

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 25.5%
Banks - 17.4%
Bank of America Corp., Senior Notes	3.750%	7/12/16	1,000,000	$1,030,751	(a)
Bank of America Corp., Senior Notes	5.000%	5/13/21	1,100,000	1,241,658	(a)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	700,000	722,639	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	610,000	834,462	(a)(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,500,000	2,926,563
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,000,000	1,068,493	(b)
Capital One N.A., Senior Notes	1.500%	3/22/18	1,810,000	1,799,129	(a)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	500,000	498,616	(a)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	200,000	226,678	(a)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,247,130	(a)
Credit Agricole SA, Junior Subordinated Notes	7.875%	1/23/24	750,000	794,284	(b)(f)(g)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	1,610,000	1,903,181	(a)(b)(f)(g)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	350,000	353,903	(b)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	700,000	783,184	(a)(b)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	2,460,000	2,512,275	(f)(g)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	300,000	302,820	(b)
Intesa Sanpaolo SpA, Senior Notes	3.875%	1/16/18	1,000,000	1,049,182
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	910,000	931,376	(b)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	750,000	772,500	(a)(f)(g)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	1,000,000	1,038,687
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	760,000	782,800	(a)(g)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,470,000	1,634,724
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	150,000	166,851
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	2,830,000	2,968,984
Royal Bank of Scotland NV, Subordinated Notes	7.750%	5/15/23	140,000	169,776	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	510,000	549,202	(b)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	2,000,000	2,231,564	(b)

Total Banks				30,541,412

Capital Markets - 3.0%
Deutsche Bank AG, Subordinated Notes	4.296%	5/24/28	2,000,000	1,972,520	(a)(f)
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	1,000,000	1,124,241	(a)
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	800,000	909,772	(a)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,000,000	1,313,053	(a)

Total Capital Markets				5,319,586

Consumer Finance - 1.1%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	282,000	336,285	(a)
Capital One Financial Corp., Subordinated Notes	6.150%	9/1/16	500,000	532,726	(a)
Synchrony Financial, Senior Notes	4.250%	8/15/24	1,000,000	1,045,803

Total Consumer Finance				1,914,814

Diversified Financial Services - 3.0%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	890,000	922,262	(a)(b)
General Electric Capital Corp., Notes	5.300%	2/11/21	450,000	519,808	(a)
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	500,000	542,500	(a)(f)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	1,380,000	1,524,900	(a)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	750,000	832,500	(a)
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	400,000	449,000	(a)(b)
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	500,000	525,000	(b)(f)

Total Diversified Financial Services				5,315,970

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.6%
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	200,000	$244,500	(a)(b)
Metlife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000	839,750	(a)

Total Insurance				1,084,250

Real Estate Management & Development - 0.4%
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	690,000	722,775	(a)(b)

TOTAL FINANCIALS				44,898,807

HEALTH CARE - 2.4%
Health Care Equipment & Supplies - 0.5%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	340,000	344,250	(a)(b)(c)
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	610,000	597,800	(a)

Total Health Care Equipment & Supplies				942,050

Health Care Providers & Services - 0.8%
HCA Inc., Debentures	7.500%	11/15/95	475,000	467,875	(a)
HCA Inc., Notes	7.690%	6/15/25	90,000	101,700	(a)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	230,000	239,200	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	480,000	529,200	(a)

Total Health Care Providers & Services				1,337,975

Pharmaceuticals - 1.1%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	270,000	281,426	(a)
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	80,000	85,028
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	1,500,000	1,552,500	(b)

Total Pharmaceuticals				1,918,954

TOTAL HEALTH CARE				4,198,979

INDUSTRIALS - 10.9%
Aerospace & Defense - 0.6%
Aerojet Rocketdyne Holdings Inc., Secured Notes	7.125%	3/15/21	250,000	267,500	(a)
Boeing Co., Notes	6.125%	2/15/33	600,000	813,757	(a)

Total Aerospace & Defense				1,081,257

Airlines - 6.0%
Air 2 US, Notes	8.027%	10/1/19	1,213,785	1,298,750	(a)(b)
America West Airlines Inc., Pass-Through Certificates, Ambac Assurance Corp.	8.057%	7/2/20	1,412,985	1,610,803	(a)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	116,111	134,689	(a)
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	325,590	361,404
United Airlines Inc., Pass-Through Certificates	6.900%	1/2/18	352,149	367,749	(a)
United Airlines Inc., Pass-Through Certificates	6.820%	5/1/18	587,355	628,470	(a)
United Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	764,865	838,904	(a)
United Airlines Inc., Pass-Through Certificates	8.048%	11/1/20	449,357	508,313	(a)
United Airlines Inc., Pass-Through Certificates	6.703%	6/15/21	657,055	703,049	(a)
US Airways, Pass-Through Trust, Pass-Through Certificates	6.850%	1/30/18	2,030,057	2,151,860	(a)
US Airways, Pass-Through Trust, Secured Notes	7.125%	10/22/23	1,630,205	1,927,717	(a)

Total Airlines				10,531,708

Commercial Services & Supplies - 0.5%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	220,000	216,150	(b)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	590,000	625,400	(a)(b)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	72,000	76,320	(a)(b)

Total Commercial Services & Supplies				917,870

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction & Engineering - 0.7%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	270,000	$203,850	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	610,000	599,325	(a)(b)
Modular Space Corp., Secured Notes	10.250%	1/31/19	360,000	286,200	(a)(b)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	189,800	145,197	(b)

Total Construction & Engineering				1,234,572

Electrical Equipment - 0.2%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	340,000	351,900	(a)(b)

Machinery - 0.4%
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	710,000	747,275	(a)(b)

Marine - 1.2%
Horizon Lines LLC, Senior Secured Notes	11.000%	10/15/16	1,655,000	1,659,137	(d)
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	470,000	472,350	(a)(b)

Total Marine				2,131,487

Professional Services - 0.6%
IHS Inc., Senior Notes	5.000%	11/1/22	1,000,000	1,004,400	(a)(b)

Road & Rail - 0.3%
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	330,000	320,925	(a)(b)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	280,000	243,600	(a)(b)

Total Road & Rail				564,525

Trading Companies & Distributors - 0.4%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	590,000	607,700	(a)

TOTAL INDUSTRIALS				19,172,694

INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment, Instruments & Components - 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	340,000	341,700	(a)

IT Services - 1.4%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	465,000	356,888	(b)
Electronic Data Systems Corp., Notes	7.450%	10/15/29	500,000	633,239	(a)
First Data Corp., Senior Notes	12.625%	1/15/21	940,000	1,113,900	(a)
First Data Corp., Senior Secured Notes	6.750%	11/1/20	98,000	104,370	(a)(b)
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	208,000	240,500	(a)

Total IT Services				2,448,897

TOTAL INFORMATION TECHNOLOGY				2,790,597

MATERIALS - 3.3%
Chemicals - 0.3%
Braskem Finance Ltd., Senior Notes	5.375%	5/2/22	230,000	208,725	(b)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	250,000	230,625	(b)(c)

Total Chemicals				439,350

Containers & Packaging - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	415,000	441,975	(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	213,529	213,797	(b)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	590,000	603,275	(b)
Pactiv LLC, Senior Notes	7.950%	12/15/25	50,000	51,000	(a)

Total Containers & Packaging				1,310,047

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 1.6%
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	430,000	$416,562	(a)(b)
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	300,000	350,203	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	900,000	864,767	(a)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	260,000	251,550	(a)(b)
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Notes	11.250%	10/15/18	414,000	420,210	(a)
Vedanta Resources PLC, Senior Bonds	8.250%	6/7/21	580,000	526,350	(a)(e)

Total Metals & Mining				2,829,642

Paper & Forest Products - 0.7%
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Bonds	11.750%	1/15/19	610,000	567,300
Weyerhaeuser Co., Debentures	7.375%	3/15/32	560,000	752,359	(a)

Total Paper & Forest Products				1,319,659

TOTAL MATERIALS				5,898,698

TELECOMMUNICATION SERVICES - 10.6%
Diversified Telecommunication Services - 8.6%
AT&T Inc., Senior Notes	5.350%	9/1/40	170,000	185,524	(a)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	25,000	23,750	(a)
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	290,000	314,287	(a)
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	530,000	555,837	(a)
Orange, Notes	9.000%	3/1/31	600,000	926,213	(a)
Qwest Corp., Senior Notes	6.750%	12/1/21	2,000,000	2,292,500	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,750,000	2,880,625	(b)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	2,000,000	2,257,476	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	4,330,000	4,964,276	(a)
Windstream Corp., Senior Notes	6.375%	8/1/23	800,000	718,000	(a)

Total Diversified Telecommunication Services				15,118,488

Wireless Telecommunication Services - 2.0%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	400,000	412,000	(a)(b)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	750,000	688,125	(a)
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	500,000	573,750	(a)(b)
Sprint Corp., Senior Notes	7.625%	2/15/25	1,440,000	1,432,800	(a)
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	570,000	490,200	(a)(b)

Total Wireless Telecommunication Services				3,596,875

TOTAL TELECOMMUNICATION SERVICES				18,715,363

UTILITIES - 3.3%
Electric Utilities - 2.7%
Centrais Eletricas Brasileiras SA, Senior Notes	5.750%	10/27/21	210,000	181,650	(b)
Electricite de France, Junior Subordinated Notes	5.625%	1/22/24	1,500,000	1,597,500	(a)(b)(f)(g)
FirstEnergy Corp., Notes	7.375%	11/15/31	1,770,000	2,247,767	(a)
Southern Co., Senior Notes	1.950%	9/1/16	150,000	152,324	(a)
State Grid Overseas Investment 2014 Ltd., Senior Notes	4.125%	5/7/24	500,000	541,571	(e)

Total Electric Utilities				4,720,812

Gas Utilities - 0.0%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	20,000	24,876	(a)

Independent Power and Renewable Electricity Producers - 0.6%
AES Corp., Senior Notes	8.000%	6/1/20	100,000	114,250	(a)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	489,000	540,443	(a)(b)
TerraForm Power Operating LLC, Senior Notes	5.875%	2/1/23	370,000	383,875	(a)(b)

Total Independent Power and Renewable Electricity Producers				1,038,568

TOTAL UTILITIES				5,784,256

TOTAL CORPORATE BONDS & NOTES (Cost - $147,189,938)				155,013,672

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 15.6%
AAA Trust, 2005-1A 1A3B	0.586%	2/27/35	464,151	$387,487	(b)(f)
ABFS Mortgage Loan Trust, 2002-3 M1	5.902%	9/15/33	948,718	757,881
ACE Securities Corp., 2005-WF1 M1	0.804%	5/25/35	470,000	467,137	(f)
Ameriquest Mortgage Securities Inc., 2004-R1 A1B	0.974%	2/25/34	421,779	395,292	(f)
Ameriquest Mortgage Securities Inc., 2004-R9 M1	1.104%	10/25/34	83,796	83,787	(f)
Argent Securities Inc., 2003-W3 M1	1.296%	9/25/33	42,433	41,202	(f)
Associates Manufactured Housing Pass Through Certificates, 1997-CLB2	8.900%	6/15/28	2,035,414	1,916,953	(h)
Bank of America Manufactured Housing Contract Trust, 1997-2M	6.900%	4/10/28	45,912	47,744	(f)
Bayview Financial Asset Trust, 2004-SSRA A1	0.774%	12/25/39	180,126	168,388	(b)(f)
Bayview Financial Asset Trust, 2007-SR1A M1	0.974%	3/25/37	963,390	827,552	(b)(f)
Bayview Financial Asset Trust, 2007-SR1A M3	1.324%	3/25/37	365,424	291,279	(b)(f)
Bayview Financial Asset Trust, 2007-SR1A M4	1.674%	3/25/37	99,661	74,576	(b)(f)
Bear Stearns Asset Backed Securities Trust, 2006-SD3 1P0, STRIPS, PO	0.000%	8/25/36	537,746	293,436
Centex Home Equity Loan Trust, 2003-B AF4	3.735%	2/25/32	349,152	351,074
Citigroup Mortgage Loan Trust Inc., 2006-SHL1 A1	0.374%	11/25/45	78,780	76,183	(b)(f)
Contimortgage Home Equity Trust, 1997-4 B1F	7.330%	10/15/28	177,047	179,596
Countrywide Asset-Backed Certificates, 2004-3 3A3	0.934%	8/25/34	135,516	132,035	(f)
Countrywide Asset-Backed Certificates, 2006-3 3A1	0.294%	6/25/36	105,744	102,958	(f)
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.074%	10/25/47	906,259	806,111	(f)
Countrywide Asset-Backed Certificates, 2007-SEA2 1A1	1.174%	8/25/47	40,968	37,184	(b)(f)
Credit-Based Asset Servicing and Securitization LLC, 2005-RP1 M1	0.794%	1/25/35	189,757	186,979	(b)(f)
CS First Boston Mortgage Securities Corp., 2004-CF2 2A1	0.644%	5/25/44	11,667	11,557	(b)(f)
Education Funding Capital Trust, 2004-1 B1	1.902%	6/15/43	1,200,000	1,144,384	(a)(f)
EMC Mortgage Loan Trust, 2003-B A1	0.724%	11/25/41	20,730	20,621	(b)(f)
Firstfed Corp. Manufactured Housing Contract, 1996-1 B	8.060%	10/15/22	454,910	296,464	(b)
GMAC Mortgage Corp. Loan Trust, 2004-VF1 A1	0.924%	2/25/31	115,367	113,207	(b)(f)
Green Tree Financial Corp., 1993-1 B	8.450%	4/15/18	21,476	11,318
Green Tree Home Improvement Loan Trust, 1996-D HIB2	8.000%	9/15/27	14,945	12,667
Greenpoint Manufactured Housing, 1999-2 A2	2.902%	3/18/29	425,000	370,185	(f)
Greenpoint Manufactured Housing, 1999-3 2A2	3.500%	6/19/29	125,000	108,750	(f)
Greenpoint Manufactured Housing, 1999-4 A2	3.674%	2/20/30	125,000	108,750	(f)
Greenpoint Manufactured Housing, 1999-5 A5	7.820%	12/15/29	170,655	172,546	(f)
Greenpoint Manufactured Housing, 2001-2 IA2	3.672%	2/20/32	300,000	274,965	(f)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.672%	3/13/32	525,000	474,696	(f)
GSAA Home Equity Trust, 2004-8 A3A	0.914%	9/25/34	117,375	117,148	(f)
GSAA Home Equity Trust, 2006-19 A3A	0.414%	12/25/36	604,143	341,337	(f)
GSAMP Trust, 2003-SEA2 A1	4.422%	7/25/33	1,300,787	1,279,975
GSRPM Mortgage Loan Trust, 2006-1 A1	0.474%	3/25/35	81,521	79,989	(b)(f)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
GSRPM Mortgage Loan Trust, 2006-2 A2	0.471%	9/25/36	123,111	$116,826	(b)(f)
Indymac Manufactured Housing Contract, 1997-1 A5	6.970%	2/25/28	112,910	117,033
Lehman XS Trust, 2007-1 WF1	4.928%	1/25/37	604,471	356,174	(f)
Long Beach Mortgage Loan Trust, 2004-4 M1	1.074%	10/25/34	1,620,000	1,534,498	(a)(f)
Morgan Stanley ABS Capital I, 2003-SD1 A1	1.174%	3/25/33	15,590	14,761	(f)
Morgan Stanley Capital Inc., 2003-NC9 M	1.299%	9/25/33	1,084,117	1,048,876	(f)
Morgan Stanley Capital Inc., 2004-HE7 M1	1.074%	8/25/34	1,539,471	1,455,205	(a)(f)
New Century Home Equity Loan Trust, 2004-2 A2	0.914%	8/25/34	475,320	447,300	(f)
New Century Home Equity Loan Trust, 2004-3 M1	1.104%	11/25/34	1,480,740	1,367,321	(f)
Oakwood Mortgage Investors Inc., 2002-B A3	6.060%	6/15/32	167,714	173,357	(f)
Option One Mortgage Loan Trust, 2003-2 A2	0.774%	4/25/33	280,982	259,628	(f)
Origen Manufactured Housing, 2006-A A2	2.465%	10/15/37	2,009,771	1,794,545	(f)
Origen Manufactured Housing, 2007-A A2	2.478%	4/15/37	2,265,224	1,977,185	(f)
PAMCO CLO, 1997-1A B	7.910%	8/6/13	439,165	79,050	(b)(i)
Park Place Securities Inc., 2004-WCW1 M2	1.194%	9/25/34	824,415	817,904	(f)
Park Place Securities Inc., 2004-WHQ2 M2	1.119%	2/25/35	384,841	383,597	(f)
Pegasus Aviation Lease Securitization, 2000-1 A2	8.370%	3/25/30	1,600,000	264,000	(b)
People’s Choice Home Loan Securities Trust, 2004-1 A3	1.214%	6/25/34	400,842	391,799	(f)
RAAC Series, 2007-RP1 M1	0.724%	5/25/46	210,000	154,713	(b)(f)
Renaissance Home Equity Loan Trust, 2004-2 AF4	5.392%	7/25/34	231,309	234,149
Renaissance Home Equity Loan Trust, 2005-3 AV3	0.554%	11/25/35	514,879	415,838	(f)
Residential Asset Mortgage Products Inc., 2004-RZ1 AII	0.654%	3/25/34	303,473	301,046	(f)
Residential Asset Securities Corp., 2002-KS2 AI6	6.228%	4/25/32	148,928	151,924	(f)
Residential Asset Securities Corp., 2003-KS8 AI6	4.830%	10/25/33	131,398	130,431	(f)
Settlement Fee Finance LLC, 2004-1A A	9.100%	7/25/34	494,192	527,154	(b)
Structured Asset Securities Corp., 2006-GEL3 A2	0.404%	7/25/36	516,764	513,886	(b)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $24,573,449)				27,591,593

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.6%
American Home Mortgage Investment Trust, 2007-A 4A	1.071%	7/25/46	601,501	215,449	(b)(f)
Banc of America Funding Corp., 2004-B 6A1	2.118%	12/20/34	295,936	208,922	(f)
BCAP LLC Trust, 2009-RR12 2A2	0.531%	3/26/35	1,844,014	1,204,659	(b)(f)
Bear Stearns Alt-A Trust, 2004-03 A1	0.814%	4/25/34	314,915	306,430	(f)
Bear Stearns Alt-A Trust, 2005-10 21A1	2.513%	1/25/36	770,783	628,482	(f)
Bear Stearns Asset Backed Securities Trust, 2002-AC1 B4	7.000%	1/25/32	458,784	83,485	(b)
BlackRock Capital Finance LP, 1997-R2 B5	4.778%	12/25/35	60,775	1,699	(b)(h)
Chevy Chase Mortgage Funding Corp., 2004-3A A1	0.424%	8/25/35	850,511	776,740	(b)(f)
Chevy Chase Mortgage Funding Corp., 2004-4A A1	0.404%	10/25/35	1,378,604	1,269,716	(b)(f)
Countrywide Home Loans, 2004-R2 1AF1	0.594%	11/25/34	224,520	200,229	(b)(f)
Countrywide Home Loans, 2005-7 1A1	0.714%	3/25/35	1,026,739	957,913	(f)
Countrywide Home Loans, 2006-HYB4 3B	2.618%	6/20/36	738,249	616,393	(f)
Credit Suisse Mortgage Capital Certificates, 2009-16R 4A1	3.695%	3/26/35	293,712	283,227	(b)(f)
Greenpoint Mortgage Funding Trust, 2005-AR5 3A2	0.444%	11/25/46	224,126	858,628	(f)
GSMPS Mortgage Loan Trust, 2001-2 A	7.500%	6/19/32	1,069,305	1,121,817	(b)(f)
HarborView Mortgage Loan Trust, 2004-08 3A2	0.978%	11/19/34	104,632	77,243	(f)
HarborView Mortgage Loan Trust, 2004-10 4A	2.558%	1/19/35	240,585	240,019	(f)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
HarborView Mortgage Loan Trust, 2005-9 B10	1.000%	6/20/35	71,228	$1	(d)(f)
Impac CMB Trust, 2004-9 1A1	0.934%	1/25/35	36,309	32,985	(f)
Impac CMB Trust, 2005-2 2A2	0.974%	4/25/35	102,541	93,526	(f)
Impac CMB Trust, 2A-10	0.814%	3/25/35	289,829	240,737	(f)
Indymac Manufactured Housing Contract, A2-2	6.170%	8/25/29	85,483	87,043
Jefferies & Co., 2009-B 9A	0.506%	11/21/35	10,084	321,430	(b)(f)(h)
JPMorgan Alternative Loan Trust, 2006-S1 3A4	6.180%	3/25/36	955,961	601,747	(f)
JPMorgan Mortgage Trust, 2007-A2 4A2	4.936%	4/25/37	195,475	168,035	(f)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.505%	6/15/36	248,877	685	(b)(d)(f)
Luminent Mortgage Trust, 2006-6 A1	0.374%	10/25/46	678,404	572,490	(f)
MASTR Adjustable Rate Mortgages Trust, 2004-13 3A7	2.667%	11/21/34	1,192,175	1,213,251	(f)
Merit Securities Corp., 11PA 3A1	0.798%	4/28/27	102,041	89,791	(b)(f)
Merit Securities Corp., 11PA B3	2.428%	9/28/32	714,085	659,567	(b)(f)
Metropolitan Asset Funding Inc., 1998-BI B1	8.000%	11/20/24	450,483	415,952	(f)
Nomura Asset Acceptance Corp., 2004-AR4 1A1	2.658%	12/25/34	159,101	159,933	(f)
Prime Mortgage Trust, 2005-2 2XB, STRIPS, IO	1.743%	10/25/32	2,626,916	123,397	(f)
Prime Mortgage Trust, 2005-5 1X, STRIPS, IO	0.972%	7/25/34	4,829,824	198,931	(f)
Prime Mortgage Trust, 2005-5 1XB, STRIPS, IO	1.214%	7/25/34	865,775	19,697	(f)
Regal Trust IV, 1999-1 A	2.171%	9/29/31	33,866	31,733	(b)(f)
Residential Asset Mortgage Products Inc., 2005-SL2 AP0, STRIPS, PO	0.000%	2/25/32	49,597	47,708
Sequoia Mortgage Trust, 2003-2 A2	1.003%	6/20/33	24,166	23,476	(f)
Sequoia Mortgage Trust, 2004-10 A1A	0.796%	11/20/34	21,282	20,335	(f)
Sequoia Mortgage Trust, 2004-11 A1	0.476%	12/20/34	30,077	29,217	(f)
Sequoia Mortgage Trust, 2004-12 A1	0.446%	1/20/35	257,625	243,722	(f)
Structured Asset Securities Corp., 1998-RF2 A	6.460%	7/15/27	241,240	239,045	(b)(f)
Structured Asset Securities Corp., 2002-9 A2	0.774%	10/25/27	503,044	492,078	(f)
Structured Asset Securities Corp., 2003-9A 2A2	2.353%	3/25/33	148,764	148,049	(f)
Structured Asset Securities Corp., 2004-NP1 A	0.974%	9/25/33	107,285	105,874	(b)(f)
Thornburg Mortgage Securities Trust, 2004-03 A	0.914%	9/25/44	416,531	399,200	(f)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.225%	9/25/37	211,564	217,562	(f)
WaMu Mortgage Pass-Through Certificates, 2004-AR06 A	0.594%	5/25/44	415,261	404,925	(f)
WaMu Mortgage Pass-Through Certificates, 2004-AR08 A1	0.594%	6/25/44	277,180	256,339	(f)
Washington Mutual Alternative Mortgage Pass-Through Certificates, 2006-7 A2A	4.677%	9/25/36	1,070,592	637,273
Washington Mutual Alternative Mortgage Pass-Through Certificates, 2006-7 A3	4.677%	9/25/36	132,429	74,659
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR12 A2A	0.578%	10/25/44	328,021	316,455	(f)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.464%	10/25/45	237,698	217,930	(f)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR8 2A1A	0.464%	7/25/45	294,255	274,851	(f)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR5 3A	1.068%	7/25/46	765,776	442,218	(f)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	16,909	17,798

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $14,928,582)				18,690,696

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MORTGAGE-BACKED SECURITIES - 0.1%
FNMA - 0.1%
Federal National Mortgage Association (FNMA), Whole Loan (Cost - $231,302)	6.500%	8/25/44	227,152		$254,410

SENIOR LOANS - 1.0%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	430,000		434,300	(j)(k)

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	180,000		180,225	(j)(k)

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	440,000		435,600	(j)(k)

MATERIALS - 0.2%
Chemicals - 0.2%
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	329,741		337,573	(j)(k)

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC, 2015 Term Loan B	—	3/4/22	430,000		423,550	(l)

TOTAL SENIOR LOANS (Cost - $1,797,127)					1,811,248

SOVEREIGN BONDS - 7.3%
Argentina - 0.2%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	410,000		397,495	(a)

Brazil - 1.5%
Federative Republic of Brazil, Notes	10.000%	1/1/17	8,989,000	BRL	2,677,108

Mexico - 3.0%
United Mexican States, Bonds	8.000%	6/11/20	11,147,000	MXN	817,395
United Mexican States, Bonds	6.500%	6/9/22	60,296,400	MXN	4,132,036
United Mexican States, Bonds	10.000%	12/5/24	2,750,000	MXN	234,138

Total Mexico					5,183,569

Poland - 1.4%
Republic of Poland, Bonds	4.000%	10/25/23	8,440,000	PLN	2,540,352

Turkey - 1.2%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	210,000		229,688
Republic of Turkey, Senior Bonds	5.750%	3/22/24	1,200,000		1,334,520
Republic of Turkey, Senior Notes	6.250%	9/26/22	400,000		455,000

Total Turkey					2,019,208

TOTAL SOVEREIGN BONDS (Cost - $15,540,639)					12,817,732

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.6%
U.S. Government Obligations - 0.6%
U.S. Treasury Notes (Cost - $997,861)	0.500%	1/31/17	1,000,000	$1,000,078

			SHARES
COMMON STOCKS - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co.			3,609	135,337

FINANCIALS - 0.7%
Banks - 0.7%
Citigroup Inc.			25,131	1,294,749

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Physiotherapy Associates Holdings Inc.			1,900	157,700	*(d)(h)

INDUSTRIALS - 0.1%
Marine - 0.1%
DeepOcean Group Holding AS			8,860	118,875	*(d)(h)

TOTAL COMMON STOCKS (Cost - $1,265,111)				1,706,661

PREFERRED STOCKS - 2.1%
FINANCIALS - 2.1%
Consumer Finance - 0.9%
GMAC Capital Trust I	8.125%		62,722	1,646,453	(f)

Diversified Financial Services - 1.2%
Citigroup Capital XIII	7.875%		75,725	2,008,227	(f)
Corporate-Backed Trust Certificates, Series 2001-8, Class A-1	7.375%		33,900	169	*(h)(m)

Total Diversified Financial Services				2,008,396

Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%		200	1,340	*(g)
Federal Home Loan Mortgage Corp. (FHLMC)	0.000%		100	585	*(f)(g)

Total Thrifts & Mortgage Finance				1,925

TOTAL PREFERRED STOCKS (Cost - $3,682,190)				3,656,774

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $210,206,199)				222,542,864

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 3.1%
U.S. Government Obligations - 3.1%
U.S. Treasury Bills (Cost - $5,388,777)	0.205 - 0.243%	3/3/16	5,400,000	5,387,996	(n)

TOTAL INVESTMENTS - 129.4% (Cost - $215,594,976#)				227,930,860
Liabilities in Excess of Other Assets - (29.4)%				(51,793,890)

TOTAL NET ASSETS - 100.0%				$176,136,970

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Illiquid security.

(e)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(i)	The maturity principal is currently in default as of March 31, 2015.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of March 31, 2015. The interest rate for fully unfunded term loans is to be determined.

(m)	The coupon payment on these securities is currently in default as of March 31, 2015.

(n)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
CMB	— Cash Management Bill
EUR	— Euro
IO	— Interest Only
MXN	— Mexican Peso
PLN	— Polish Zloty
PO	— Principal Only
STRIPS	— Separate Trading of Registered Interest and Principal Securities

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002.

The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes:
Industrials	—	$8,640,986	$10,531,708	$19,172,694
Other corporate bonds & notes	—	135,840,978	—	135,840,978
Asset-backed securities	—	24,805,653	2,785,940	27,591,593
Collateralized mortgage obligations	—	18,688,997	1,699	18,690,696
Mortgage-backed securities	—	254,410	—	254,410
Senior loans	—	1,375,648	435,600	1,811,248
Sovereign bonds	—	12,817,732	—	12,817,732
U.S. government & agency obligations	—	1,000,078	—	1,000,078
Common stocks:
Health care	—	—	157,700	157,700
Industrials	—	—	118,875	118,875
Other common stocks	$1,430,086	—	—	1,430,086
Preferred stocks	3,656,605	169	—	3,656,774

Total long-term investments	$5,086,691	$203,424,651	$14,031,522	$222,542,864

Short-term investments†	—	$5,387,996	—	$5,387,996

Total investments	$5,086,691	$208,812,647	$14,031,522	$227,930,860

Receivable for insurance proceeds	—	$1,633,988	—	$1,633,988

Other assets	—	—	$15,486	$15,486

Other financial instruments:
Forward foreign currency contracts	—	$126,791	$—	$126,791

Total	$5,086,691	$210,573,426	$14,047,088	$229,707,125

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$98,418	—	—	$98,418

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Notes to Schedule of Investments (unaudited) (continued)

	CORPORATE BONDS & NOTES				COMMON STOCKS
INVESTMENTS IN SECURITIES	INDUSTRIALS	ASSET- BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	SENIOR LOANS	HEALTH CARE	INDUSTRIALS	OTHER ASSETS	TOTAL
Balance as of December 31, 2014	—	$3,004,145	$2,083	—	$157,700	$216,969	$15,486	$3,396,383
Accrued premiums/discounts	—	14,307	243	—	—	—	—	14,550
Realized gain (loss)	—	(5,838)	(15,638)	—	—	—	—	(21,476)
Change in unrealized appreciation (depreciation)[1]	—	48,722	15,011	—	—	(98,094)		(34,361)
Purchases	—	—	—	—	—	—	—	—
Sales	—	—	—	—	—	—	—	—
Transfers into Level 3[2]	$10,531,708	868,987	—	$435,600	—	—	—	11,836,295
Transfers out of Level 3[3]	—	(1,144,383)	—	—	—	—	—	(1,144,383)

Balance as of March 31, 2015	$10,531,708	$2,785,940	$1,699	$435,600	$157,700	$118,875	$15,486	$14,047,008

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2015[1]	—	$(2,430)	$15,011	—	—	$(98,094)	—	$(85,513)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,337,804
Gross unrealized depreciation	(9,001,920)

Net unrealized appreciation	$12,335,884

At March 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	53	6/15	$6,738,023	$6,832,031	$(94,008)
U.S. Treasury Long-Term Bonds	1	6/15	159,465	163,875	(4,410)

Net unrealized depreciation on open futures contracts					$(98,418)

At March 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	2,063,286	EUR	1,800,000	JPMorgan Chase Bank	5/13/15	$126,791

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 22, 2015